COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended
	Mar. 20, 2014 USD ($)	Mar. 20, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2006 Calyon [Member] USD ($)	Jul. 15, 2010 Tal-Yam [Member] USD ($)	Jul. 15, 2010 Tal-Yam [Member] ILS	Nov. 24, 2013 Jamshy [Member] USD ($)	Nov. 24, 2013 Jamshy [Member] ILS	Dec. 31, 2013 Agreements With Suppliers To Purchase Goods [Member] USD ($)	Dec. 31, 2013 Agreements With Suppliers To Purchase Licenses And Hosting Services [Member] USD ($)
Lease commitments:
Rent expenses			$ 18,219	$ 17,373	$ 18,607
Minimum payment under operating leases upon cancellation			881
Lease expense related to motor vehicles lease contracts			4,806	4,798	5,707
Other commitments [Line Items]
Non-cancelable obligations											2,363	12,938
Legal proceedigs [Line Items]
Repayment sought						648
Repayment sought including accrued interest						740
Damages claimed for breach of contract	$ 390	1,400					$ 288	1,000	$ 130	450